Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
USD [Member]
Schedule of Currency Exchange Rates [Line Items]
Year-end spot rate	1	1	1
Average rate	1	1	1
RMB [Member]
Schedule of Currency Exchange Rates [Line Items]
Year-end spot rate	7.1586	7.1884	7.1268
Average rate	7.1794	7.1162	7.1023
Year-end spot rate [Member] | RMB [Member]
Schedule of Currency Exchange Rates [Line Items]
Year-end spot rate	0.9113	0.9249	0.9126
Year-end spot rate [Member] | HKD [Member]
Schedule of Currency Exchange Rates [Line Items]
Year-end spot rate	1	1	1
Average rate [Member] | RMB [Member]
Schedule of Currency Exchange Rates [Line Items]
Average rate	0.921	0.912	0.9084
Average rate [Member] | HKD [Member]
Schedule of Currency Exchange Rates [Line Items]
Average rate	1	1	1